Income Taxes (Schedule of tax effects of temporary differences and carryforwards) (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Deferred revenue		$ 2,076	$ 2,186
Accrued expenses		601	647
Operating lease obligations		2,020	442
Other temporary differences		1,662	762
Total deferred tax assets		6,359	4,037
Deferred tax liabilities:
Property, plant and equipment		(1,158)	(938)
Inventories	[1]	(407)	(1,430)
Intangible assets	[1]	(3,772)	(4,885)
Right of use assets		(2,020)	(442)
Undistributed earnings		(1,518)	(1,241)
Total deferred tax liabilities		(8,875)	(8,936)
Net deferred tax liabilities		$ (2,516)	$ (4,899)

[1]	Related to FRT acquisition